Contingent liabilities and financial commitments - Operating Subsidiaries' Expenses and Payments under State Settlement Agreements (Details) £ in Millions, $ in Millions			12 Months Ended						119 Months Ended
	Jan. 18, 2017 USD ($)	Jan. 18, 2017 GBP (£)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2012 STATE
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses					$ 2,516	$ 2,951	$ 3,420	$ 3,572
Settlement cash payments					$ 2,874	$ 3,129	$ 3,744	$ 2,848
Imperial Tobacco Group PLC | Florida State settlement agreement wrt 4 brands
Disclosure Of Commitments And Contingencies [Line Items]
State settlement agreement	$ 45	£ 35.3
N P M adjustment settlement agreement
Disclosure Of Commitments And Contingencies [Line Items]
Number of states additionally joined | STATE									12
N P M adjustment settlement agreement | Imperial Tobacco Group PLC
Disclosure Of Commitments And Contingencies [Line Items]
Future annual losses	$ 30	£ 23.5
Bottom of range | 2024 | Forecast
Disclosure Of Commitments And Contingencies [Line Items]
Projected settlement expenses				$ 2,100
Projected settlement cash payments				$ 2,500
Bottom of range | 2025 and thereafter | Forecast
Disclosure Of Commitments And Contingencies [Line Items]
Projected settlement expenses			$ 2,100
Projected settlement cash payments			$ 2,100